DEBT - Total (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
DEBT
Short-term debt	¥ 880	$ 120	¥ 4,049
Total	880		4,049
Long-term debt, non-current portion	4,546	$ 623	1,265
Bank borrowings
DEBT
Long-term debt, current portion	791		125
Long-term debt, non-current portion	730		1,050
Convertible Debt
DEBT
Long-term debt, current portion			3,537
Long-term debt, non-current portion	3,594
FF&E liability
DEBT
Long-term debt, current portion	51		58
Long-term debt, non-current portion	209		199
Others
DEBT
Long-term debt, non-current portion	13		16
Bank borrowings
DEBT
Short-term debt	¥ 38		¥ 329